INTANGIBLE ASSETS (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Jul. 11, 2022 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($) patent	Mar. 31, 2023 USD ($) patent
Intangible Assets [Abstract]
Disclosure of intangible assets material to entity [text block]
IP Research & Development
See note 4 for information on the Small Pharma Acquisition.
On July 11, 2022, the Company completed the acquisition of a Phase 1 N,N-dimethyltryptamine (“DMT”) study (the “DMT Acquisition”) from Entheon Biomedical Corp. to accelerate the clinical development path for CYB004, Cybin’s proprietary deuterated DMT molecule for the potential treatment of anxiety disorders. The Company paid $1,000 for the DMT Acquisition, and assumed liabilities of $342.
Licenses
During the year ended March 31, 2023, the Company entered into multiple licensing agreements that provide Cybin with additional access to IP from over 15 more patents or patent applications, including the acquisition of an exclusive license to a targeted class of tryptamine-based molecules from Mindset Pharma Inc. (“Mindset”), for which it paid a one-time license fee of $680 (US$500). The licensing agreements collectively provide the Company with access to a broad range of preclinical molecule combinations for its library of psychedelic derivative drug development candidates. In addition to the exclusive license with Mindset, the Company spent an additional $650 on a licensing agreement.
Patents
Costs associated with patent procurement

Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		$ 5,470
Balance		$ 35,465	$ 5,470
Number of patents | patent			15	15
Intangible assets other than goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Useful life of intangible assets		15 years
Intangible assets other than goodwill | Discount rate
Reconciliation of changes in intangible assets other than goodwill [abstract]
Significant unobservable input, assets		0.157
IP Research & Development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		$ 3,076
Balance		32,440	$ 3,076
Intangible Assets Under Development - Upfront
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions	$ 1,000
Intangible Assets Under Development - Assumed Liabilities
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions	$ 342
Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		978
Balance		$ 1,668	978
Useful life of intangible assets		17 years
Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		$ 1,360
Balance		1,325	1,360
Licences - 1
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions			680	$ 500
Licenses - 2
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions			650
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		56
Balance		$ 32	56
Useful life of intangible assets		3 years
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		$ 5,507	2,083
Acquisition of Small Pharma		29,339
Additions		689	3,167
Effect of foreign exchange		28	257
Balance		35,563	5,507
Cost | IP Research & Development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		3,076	1,566
Acquisition of Small Pharma		29,339
Additions		0	1,342
Effect of foreign exchange		25	168
Balance		32,440	3,076
Cost | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		978	443
Acquisition of Small Pharma		0
Additions		689	495
Effect of foreign exchange		1	40
Balance		1,668	978
Cost | Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		1,379	0
Acquisition of Small Pharma		0
Additions		0	1,330
Effect of foreign exchange		2	49
Balance		1,381	1,379
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		74	74
Acquisition of Small Pharma		0
Additions		0	0
Effect of foreign exchange		0	0
Balance		74	74
Accumulated Depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		(37)
Amortisation expense		61	37
Balance		(98)	(37)
Accumulated Depreciation | IP Research & Development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		0
Amortisation expense		0	0
Balance		0	0
Accumulated Depreciation | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		0
Amortisation expense		0	0
Balance		0	0
Accumulated Depreciation | Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		(19)
Amortisation expense		37	19
Balance		(56)	(19)
Accumulated Depreciation | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance		(18)
Amortisation expense		24	18
Balance		$ (42)	$ (18)